Convertible debentures, Focus Impact Partners (Q1) (Details)							3 Months Ended		12 Months Ended
	Nov. 01, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 19, 2024 USD ($)	Jun. 28, 2024 USD ($) $ / shares	Jan. 12, 2024 USD ($) Installment	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Oct. 31, 2024 $ / shares	Aug. 01, 2024 USD ($)	Jul. 31, 2024 $ / shares	Jun. 28, 2024 $ / shares	Jun. 13, 2024 USD ($)	Apr. 19, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jan. 09, 2024 USD ($)	Nov. 06, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Additional proceeds	$ 12,000	$ 7,650	$ 6,500	$ 41,500			$ 55,650	$ 0	$ 883,516	$ 0
Derivative liability							$ 2,321,350		$ 919,250	$ 0		$ 1,382,096								$ 1,836,666
Focus Impact Partners [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount						$ 550,000									$ 50,000	$ 100,000	$ 100,000	$ 150,000	$ 150,000
Number of Installments | Installment						5
Interest rate						5.30%
Percentage of conversion price discount							25.00%		25.00%
Period of volume weighted average trading price							20 days		20 days
Floor price (in dollars per share) | (per share)					$ 2		$ 2		$ 2		$ 0.475		$ 0.475	$ 0.475
Number of repayable day							10 days		10 days
Period of transaction expected date to complete							270 days		270 days
Number of shares issued upon conversion of convertible units (in shares) | shares							1		1
Share purchase warrant (in shares) | shares							0.5		0.5
Percentage of premium to volume weighted average price							20.00%		20.00%
Conversion expiry term							2 years		2 years
Additional proceeds		$ 7,650	$ 6,500	$ 41,500	$ 20,000
Derivative liability							$ 53,750		$ 25,800